CONDENSED CONSOLIDATED STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Preferred Stock Series D [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 2		$ 139,218	$ (128,380)	$ 10,838
Balance at beginning, shares at Dec. 31, 2022	1	126,558
Cash-in-lieu of fractional shares for reverse stock split			11		11
Cash-in-lieu of fractional shares for reverse stock split, shares		(190)
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units, shares		2,009
Shares withheld for payroll taxes			(25)		(25)
Shares withheld for payroll taxes, shares		(535)
Stock-based compensation expense			111		111
Net loss				(3,602)	(3,602)
Cash-in-lieu of fractional shares for reverse stock split			(11)		(11)
Redemption of preferred stock	$ (2)
Redemption of preferred stock, shares	(1)
Ending balance, value at Mar. 31, 2023			139,293	(131,982)	7,311
Balance at ending, shares at Mar. 31, 2023	0	127,842
Beginning balance, value at Dec. 31, 2022	$ 2		139,218	(128,380)	10,838
Balance at beginning, shares at Dec. 31, 2022	1	126,558
Net loss					(8,931)
Ending balance, value at Sep. 30, 2023			144,524	(137,311)	7,213
Balance at ending, shares at Sep. 30, 2023	0	256,375
Beginning balance, value at Mar. 31, 2023			139,293	(131,982)	7,311
Balance at beginning, shares at Mar. 31, 2023	0	127,842
Issuance of common stock and warrants, net of offering costs			5,048		5,048
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares		19,444
Stock-based compensation expense			94		94
Net loss				(2,549)	(2,549)
Issuance of common stock and warrants, net of offering costs, shares		73,292
Ending balance, value at Jun. 30, 2023			144,435	(134,531)	9,904
Balance at ending, shares at Jun. 30, 2023	0	220,578
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares		35,588
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units, shares		222
Shares withheld for payroll taxes
Shares withheld for payroll taxes, shares		(13)
Stock-based compensation expense			89		89
Net loss				(2,780)	(2,780)
Ending balance, value at Sep. 30, 2023			144,524	(137,311)	7,213
Balance at ending, shares at Sep. 30, 2023	0	256,375
Beginning balance, value at Dec. 31, 2023			146,936	(139,206)	7,730
Balance at beginning, shares at Dec. 31, 2023	0	416,368
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares		91,820
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units, shares		2,689
Shares withheld for payroll taxes			(4)		(4)
Shares withheld for payroll taxes, shares		(689)
Stock-based compensation expense			32		32
Net loss				(2,154)	(2,154)
Ending balance, value at Mar. 31, 2024			146,964	(141,360)	5,604
Balance at ending, shares at Mar. 31, 2024	0	510,188
Beginning balance, value at Dec. 31, 2023			146,936	(139,206)	7,730
Balance at beginning, shares at Dec. 31, 2023	0	416,368
Net loss					(5,524)
Ending balance, value at Sep. 30, 2024			149,676	(144,730)	4,946
Balance at ending, shares at Sep. 30, 2024	0	958,219
Beginning balance, value at Mar. 31, 2024			146,964	(141,360)	5,604
Balance at beginning, shares at Mar. 31, 2024	0	510,188
Stock-based compensation expense			15		15
Net loss				(1,846)	(1,846)
Ending balance, value at Jun. 30, 2024			146,979	(143,206)	3,773
Balance at ending, shares at Jun. 30, 2024	0	510,188
Cash-in-lieu of fractional shares for reverse stock split			(1)		(1)
Cash-in-lieu of fractional shares for reverse stock split, shares		(255)
Issuance of common stock and warrants, net of offering costs			2,646		2,646
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants, shares		231,758
Stock-based compensation expense			52		52
Net loss				(1,524)	(1,524)
Issuance of common stock and warrants, net of offering costs, shares		216,528
Cash-in-lieu of fractional shares for reverse stock split			1		1
Ending balance, value at Sep. 30, 2024			$ 149,676	$ (144,730)	$ 4,946
Balance at ending, shares at Sep. 30, 2024	0	958,219